Subsequent Events (Details) - Perkins Practice Acquisition - Subsequent Events $ in Thousands		12 Months Ended
	Apr. 29, 2022 USD ($) installment	Dec. 31, 2022 USD ($)
Subsequent Events
Number Of Installments | installment	2
Forecast
Subsequent Events
Fair value of total consideration transferred		$ 10,400
Consideration paid in cash at closing	$ 8,400